Borrowings - Current and non-current borrowings (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Current
Bank loans	£ 641		£ 2,020
Bonds	1,973		2,156
Commercial paper	1,792		206
Finance leases	65		64
Other loans	1		1
Current portion of non-current borrowings	4,472	£ 4,447	4,447
Non-current
Bank loans	2,599		2,384
Bonds	21,278		19,418
Finance leases	205		207
Other loans	176		169
Non-current portion of non-current borrowings	24,258	£ 22,210	22,178
Liability held at fair value through profit and loss	667
Total borrowings	£ 28,730		£ 26,625	£ 28,638